Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [text block]
	For the year ended December 31
in 000€	2019	2018	2017
Short-term employee benefits	2,394	2,334	2,190
Post-employment benefits	85	80	80
Total	2,479	2,414	2,270
Warrants granted	−	−	−
Warrants outstanding	359,266	557,935	573,980

Disclosure of transactions between related parties [text block]
in 000€	Sale of goods to	Purchases from	Depreciation	Interest expense	Right-of-Use Assets	Receivables	Lease liabilities	Other liabilities
Non-executive directors of the group
2019	−	128	−	37	−	−	−	1,053
2018	−	123	−	51	−	−	−	1,038
2017	−	96	−	50	−	−	−	965

Shareholders of the group
2019	−	113	−	9	−	−	−	131
2018	−	123	−	10	−	−	−	261
2017	−	172	−	11	−	−	−	371

Joint ventures
2019	1,431	−	−	−	−	1,279	−	−
2018	1,156	241	−	−	−	1,281	−	22
2017	714	23	−	−	−	804	−	28

Non-controlling interests
2019	−	−	26	9	617	−	652	−
2018	−	−	−	−	−	−	−	−
2017	−	−	−	−	−	−	−	−